Acquisition of businesses and purchase accounting - Acadia Medical Supply, Inc. - Narratives (Details) - Acadia Medical Supply, Inc. - USD ($)		22 Months Ended
	Dec. 01, 2019	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Purchase price	$ 1,476,000
Cash transferred	$ 1,004,000
Discount rate	3.86%
Consideration to be paid	$ 472,000
Legal expenses	22,000
Pro forma revenue	3,300,000
Pro forma net income(loss)	$ 400,000
Pro forma revenue recognized		$ 2,800,000
Pro forma net income(loss) recognized		$ 300,000